CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) [1]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 263
Other comprehensive income
Change in fair value of cash flow hedges (Note 10 and 18)	3
Reclassification to net income of gains and losses on cash flow hedges (Note 10)	(2)
Amortization of realized loss on derivative instrument (Note 11)	1
Comprehensive income	265
Comprehensive income attributable to non-controlling interests	16
Comprehensive income attributable to controlling interests	$ 249

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).